CONVERTIBLE DEBENTURES (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance at beginning	$ 1,578,586
Cash received		3,526,468
Deferred income tax liability		(160,917)
Interest expense and accretion	83,140	259,885
Settlement of convertible debentures	(1,095,384)	(2,040,345)
Reallocation of interest to accounts payable	(21,079)	(25,156)
Currency translation adjustment	42,242	18,651
Balance at end	587,505	1,578,586
Liability Component
Statement Line Items [Line Items]
Balance at beginning	1,388,402
Cash received		2,930,477
Deferred income tax liability
Interest expense and accretion	83,140	259,885
Settlement of convertible debentures	(961,186)	(1,795,455)
Reallocation of interest to accounts payable	(21,079)	(25,156)
Currency translation adjustment	42,242	18,651
Balance at end	531,519	1,388,402
Equity Component
Statement Line Items [Line Items]
Balance at beginning	190,184
Cash received		595,991
Deferred income tax liability		(160,917)
Interest expense and accretion
Settlement of convertible debentures	(134,198)	(244,890)
Reallocation of interest to accounts payable
Currency translation adjustment
Balance at end	$ 55,986	$ 190,184